Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Condensed Statement of Income Captions [Line Items]
Revenue	$ 2,229,471	$ 150,000	$ 257,169
Cost of Revenue	1,846,249	139,414	150,000
Gross profit	383,222	10,586	107,169
Selling expenses			125,000
General and administrative expenses	517,743	6,289,253	1,128,970
Financial expenses (income), net	(280)	(1,626)	(1,452)
Research and development expenses			8,671,107
Loss from operation	(134,241)	(6,277,041)	(9,816,456)
Other loss	5,106	(69)	(114,097)
Share of (loss) income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(6,758,760)	(6,130,017)	(14,399,862)
(Loss) Income before income tax expenses	(6,887,895)	(12,407,127)	(24,330,415)
Income tax expenses
Net (loss) income	(6,887,895)	(12,407,127)	(24,330,415)
Other Comprehensive income (loss)
Foreign currency translation adjustment	120,177	(60,742)	(1,713,891)
Total comprehensive loss	$ (6,767,718)	$ (12,467,869)	$ (26,044,306)